Acquisition of Verb Direct - Schedule of Fair Value of Assets Assumed and Liabilities Acquired (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill	$ 16,337,000	$ 16,337,000
Merger Agreement [Member]
Other current assets	2,004,000	2,004,000
Property and equipment	58,000	58,000
Other assets	1,302,000	1,302,000
Total assets acquired	3,364,000	3,364,000
Current liabilities	(2,153,000)	(2,153,000)
Long-term liabilities	(1,068,000)	(1,068,000)
Total Liabilities Assumed	(3,221,000)	(3,221,000)
Intangible assets	6,340,000	6,340,000
Goodwill	16,337,000	16,337,000
Purchase Price	$ 22,820,000	$ 22,820,000